                          DELAWARE GROUP TAX FREE FUND
                           Delaware Tax-Free USA Fund
                     Delaware Tax-Free USA Intermediate Fund

                              VOYAGEUR MUTUAL FUNDS
  Delaware National High-Yield Municipal Bond Fund ("National High-Yield Fund")

                 (each, a "Fund" and collectively, the "Funds")

          Supplement to the Funds' Statement of Additional Information
                              dated January 3, 2007

On August 16, 2007,  the Boards of Trustees of Delaware  Group Tax Free Fund and
Voyageur  Mutual  Funds  unanimously  voted to  approve  changes  to the  Funds'
investment  strategies and policies to: (1) permit each Fund to invest up to 15%
of its net assets in credit default swaps;  (2) increase the ability of Delaware
Tax-Free  USA Fund and  Delaware  Tax-Free  USA  Intermediate  Fund to invest in illiquid  securities  from 10% to 15% of net  assets;  (3)  clarify  the  Funds'
ability to invest in municipal  leases and  certificates of  participation;  (4)
permit the Funds to invest in municipal leases and certificates of participation rated lower than the four highest rating  categories of a nationally  recognized statistical  rating  organization;  and (5) permit  National  High-Yield Fund to invest in bonds  (including  general  obligation  bonds and revenue  bonds) with credit qualities lower than B-.

All new or revised  investment  authority is effective 60 days after the date of this Supplement.

The following  replaces the first paragraph in the section entitled  "Investment
Objectives,  Restrictions and Policies-- Non-Fundamental Investment Restriction"
on page 2 of the Statement of Additional Information:

     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectus,  the Funds will be subject to the following investment  restriction, which is considered non-fundamental and may be changed by each Fund's respective
Board of Trustees without  shareholder  approval:  The Funds may not invest more than 15% of their  respective net assets in securities  that they cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the applicable Fund has valued the investment.

The  following  is added to the  section  entitled  "Investment  Strategies  and
Risks":

Credit Default Swaps

     A Fund may enter into credit  default swap ("CDS")  contracts to the extent consistent with its investment  objectives and  strategies.  A CDS contract is a risk-transfer  instrument (in the form of a derivative  security)  through which one party (the  "purchaser  of  protection")  transfers  to  another  party (the
"seller of protection") the financial risk of a Credit Event (as defined below), as it relates to a particular  reference  security or basket of securities (such as an  index).  In  exchange  for  the  protection  offered  by  the  seller  of protection, the purchaser of protection agrees to pay the seller of protection a periodic  premium.  In the most general sense,  the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of  protection  of the  reference  security or  securities.  The benefit for the seller of  protection  is the premium  income it receives.  A Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of its  holdings  (i.e.,  to reduce risk when the Fund owns or has exposure to such securities).  A Fund also might use CDS contracts to create or vary exposure to securities or markets or as a tax management tool.

     CDS transactions may involve general market, illiquidity, counterparty, and credit risks.  CDS prices may also be subject to rapid  movements in response to news and events affecting the underlying securities. In addition, the CDS market for  municipal  securities  is less mature than the CDS market for taxable fixed income  securities.  The aggregate  notional  amount  (typically,  the principal amount of the reference  security or securities) of a Fund's  investments in the
CDS contracts will be limited to 15% of its total net assets when we are selling protection  on a security or  purchasing  protection on a security that the Fund does not own. As the purchaser or seller of  protection,  a Fund may be required to segregate cash or other liquid assets to cover its obligations  under certain
CDS contracts.

     Where a Fund is a purchaser of  protection,  it will designate on its books and records cash or liquid  securities  sufficient to cover its premium payments under the CDS. To the extent that a Fund, as a purchaser of  protection,  may be required in the event of a credit  default to deliver to the  counterparty:  (1)
the reference  security (or basket of securities);  (2) a security (or basket of securities)  deemed to be the equivalent of the reference security (or basket of securities);  or (3) the negotiated  monetary value of the obligation,  the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the  reference  security (or basket of  securities),  the Fund will designate  on its books and  records  cash or liquid  securities  sufficient  to satisfy the  potential  obligation.  To the extent that the Fund, as a seller of protection,  may be required in the event of a credit  default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its  books  and  records  cash or  liquid  securities  sufficient  to cover  the obligation.  If the CDS  permits a Fund to offset its  obligations  against  the obligations of the counterparty under the CDS, then the Fund will only designate on its  books and  records  cash or liquid  securities  sufficient  to cover the
Fund's  net  obligation  to the  counterparty,  if  any.  All  cash  and  liquid securities  designated  by a Fund to cover  its  obligations  under  CDS will be marked to market daily to cover these obligations.

     As the seller of protection in a CDS contract,  a Fund would be required to pay the par (or other  agreed-upon)  value of a reference security (or basket of securities) to the counterparty in the event of a default,  bankruptcy,  failure to pay,  obligation  acceleration,  modified  restructuring or agreed upon event
(each of these events is a "Credit  Event").  If a Credit Event  occurs,  a Fund generally  would  receive the security or  securities  to which the Credit Event relates in return for the payment to the  purchaser  of the par value.  Provided that no Credit  Event  occurs,  a Fund would  receive  from the  counterparty  a periodic  stream of  payments  over the term of the  contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the
CDS contract, a Fund would have no delivery requirement or payment obligation to the  purchaser of  protection.  As the seller of  protection,  a Fund would have credit exposure to the reference security (or basket of securities). A Fund will not sell  protection in a CDS contract if it cannot  otherwise hold the security
(or basket of securities).

     As the  purchaser  of  protection  in a CDS  contract,  a Fund  would pay a premium to the seller of protection.  In return,  the Fund would be protected by the seller of  protection  from a Credit  Event on the  reference  security  (or basket of securities).  A risk in this type of transaction is that the seller of protection  may fail to satisfy its payment  obligations to the Fund if a Credit
Event should occur.  This risk is known as counterparty risk and is described in further detail below.

     If the  purchaser of  protection  does not own the  reference  security (or basket of  securities),  the purchaser of protection may be required to purchase the reference  security (or basket of  securities) in the case of a Credit Event on the  reference  security  (or  basket of  securities).  If the  purchaser  of protection  cannot  obtain the  security  (or basket of  securities),  it may be obligated to deliver a security (or basket of  securities)  that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually  negotiated.  The term of a CDS contract, assuming no Credit Event occurs,  is typically  between two and five years.  CDS
contracts   may  be  unwound   through   negotiation   with  the   counterparty.
Additionally,  a CDS contract may be assigned to a third party.  In either case, the  unwinding  or  assignment  involves  the  payment  or receipt of a separate payment by a Fund to terminate the CDS contract.

     A  significant  risk in CDS  transactions  is the  creditworthiness  of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default by a counterparty who is a purchaser of protection, a Fund's potential loss is the agreed  upon  periodic  stream of  payments  from the  purchaser  of protection.  If  there  is a  default  by a  counterparty  that is a  seller  of protection, the Fund's potential loss is the failure to receive the par value or other agreed upon value from the seller of  protection  if a Credit Event should occur.  CDS  contracts do not involve the delivery of collateral to support each party's  obligations;  therefore,  a Fund will only  have  contractual  remedies against the counterparty pursuant to the CDS agreement.  As with any contractual remedy,  there is no guarantee  that a Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency.
A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

The following  replaces the first paragraph in the section entitled  "Investment
Strategies  and  Risks--  Illiquid  Securities"  on page 5 of the  Statement  of
Additional Information:

     Each  Fund  may  each  invest  up to 15%  of its  net  assets  in  illiquid securities.  A  security  is  considered  illiquid  if it  cannot be sold in the ordinary  course of business  within  seven days at  approximately  the price at which it is valued. Illiquid securities may offer a higher yield than securities that are more  readily  marketable,  but they may not  always be  marketable  on advantageous terms.

The following  replaces the section entitled  Investment  Strategies and Risks--
Municipal Leases" on page 8 of the Statement of Additional Information:

Municipal Leases

     A  portion  of each  Fund's  assets  may be  invested  in  municipal  lease obligations,  primarily  through  certificates of participation  ("COPs").  COPs function much like installment  purchase agreements and are widely used by state and local  governments to finance the purchase of property.  The lease format is generally  not subject to  constitutional  limitations  on the issuance of state debt, and COPs enable a governmental issuer to increase  government  liabilities beyond constitutional debt limits. A principal distinguishing feature separating
COPs from municipal debt is the lease, which contains a  "non-appropriation"  or
"abatement"  clause.  This clause provides that,  although the municipality will use its best efforts to make lease payments,  it may terminate the lease without penalty if its appropriating body does not allocate the necessary funds.

     Each Fund follows certain  guidelines to determine whether the COPs held in the Fund's portfolio  constitute liquid investments.  These guidelines set forth various factors to be reviewed by the Manager and which will be monitored by the
Board.  Such factors include:  (a) the credit quality of such securities and the extent to which they are rated; (b) the size of the municipal  securities market for a Fund both in general and with respect to COPs; and (c) the extent to which the type of COPs held by a Fund trade on the same basis and with the same degree of dealer  participation as other municipal bonds of comparable credit rating or quality.

The following replaces the section entitled  "Investment  Strategies and Risks--
High-Yield  Municipal  Obligations"  on page 10 of the  Statement of  Additional
Information:

High-Yield Municipal Bond Obligations

     The Funds may invest in both investment  grade and below  investment  grade debt obligations. The Funds, with the exception of National High-Yield Fund, are subject  to a  20%  limitation  on  below  investment  grade  debt  obligations.
Investment-grade  debt  obligations  are rated in the top four quality grades by
Standard & Poor's  (S&P) or another  nationally  recognized  statistical  rating organization  (NRSRO),  or in the case of unrated tax-exempt  obligations if, in the Manager's  opinion,  they are  equivalent in quality to the top four quality grades.  Below  investment  grade debt  obligations are rated below the top four quality  grades by S&P or another  NRSRO,  or in the case of unrated  tax-exempt obligations  if, in the  Manager's  opinion,  they are  equivalent in quality to being  rated  below  the top four  quality  grades.  Both  investment  and below investment grade bonds may include general obligation bonds and revenue bonds.

     A  Fund  may  retain  Municipal   Obligations  that  are  downgraded  after
investment.  There is no minimum  rating with respect to securities  that a Fund may hold if downgraded after investment.

     Investment in non investment  grade  securities  involves  special risks as compared  with  investment in  higher-grade  securities,  including  potentially greater sensitivity to a general economic downturn or to a significant  increase in interest rates,  greater market price  volatility,  and less liquid secondary market  trading.  There  can  be no  assurance  that  a Fund  will  achieve  its investment objective,  and the Fund may not be an appropriate investment for all investors.

     At times the  Manager  may judge that  conditions  in the  markets  for non investment  grade Municipal  Obligations make pursuing a Fund's basic investment strategy of investing primarily in such Municipal Obligations  inconsistent with the best  interests of  shareholders.  At such times, a Fund may invest all or a portion  of its  assets in higher  grade  Municipal  Obligations  and in unrated
Municipal  Obligations  determined by the Manager to be of  comparable  quality.
Although such higher grade Municipal  Obligations  generally  entail less credit risk, such higher grade Municipal  Obligations may have a lower yield than lower rated  Municipal  Obligations  and  investment  in such higher  grade  Municipal
Obligations may result in a lower yield to Fund  shareholders.  The Manager also may judge  that  conditions  in the  markets  for  long-  and  intermediate-term
Municipal  Obligations  in  general  make  pursuing  a Fund's  basic  investment strategy  inconsistent  with the best interests of the Fund's  shareholders.  At
such  times,  a  Fund  may  pursue  strategies   primarily  designed  to  reduce
fluctuations in the value of the Fund's assets,  including  investing the Fund's assets in high-quality,  short-term  Municipal  Obligations and in high-quality, short-term taxable securities.

The following paragraph replaces the second paragraph under the section entitled
"Investment Strategies and Risks --Variable or Floating Demand Notes" on page 15 of the Statement of Additional Information:

     Variable  and  floating  rate notes for which no readily  available  market exists will be purchased in an amount which, together with securities with legal or contractual  restrictions on resale or for which no readily  available market exists (including repurchase agreements providing for settlement more than seven days after  notice),  exceed  15% of a Fund's net assets  only if such notes are subject to a demand  feature that will permit the Fund to demand  payment of the principal  within  seven  days  after  demand by the Fund.  If not  rated,  such instruments  must be found by the  Manager  under  guidelines  established  by a
Fund's Board of Trustees,  to be of comparable  quality to instruments  that are rated high  quality.  A rating may be relied  upon only if it is  provided by an
NRSRO that is not affiliated with the issuer or guarantor of the instruments.

                Please keep this Supplement for future reference.

This Supplement is dated August 24, 2007.